Share-Based Compensation And Other Related Information - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) year $ / shares	Dec. 31, 2019 USD ($) year $ / shares	Dec. 31, 2019 USD ($) year $ / shares
Disclosure of share-based payment arrangements [Abstract]
Expected life | year	4.0	4.0	4.0
Expected volatility	37.90%	37.10%	37.10%
Expected dividend yield	1.10%	1.00%	1.00%
Risk-free interest rate	0.80%	2.00%	2.00%
Weighted average exercise price (CAD$) | (per share)	$ 39.45	$ 26.54	$ 26.54
Weighted average fair value (CAD$) | $	$ 15.80	$ 8.34	$ 8.34